Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 219,126	$ 206,339	$ 179,934	$ 166,483
Other assets	32,051	77,797
Total assets	3,806,086	3,053,391
Shuttle Tankers [Member]
Segment Reporting Information [Line Items]
Total assets	2,004,505	1,758,619
FPSO [Member]
Segment Reporting Information [Line Items]
Total assets	1,303,229	752,835
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Total assets	144,723	178,172
FSO Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 102,452	$ 79,629